Supplemental Cash Flow Information (10-Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

The following table contains additional supplemental cash flow information for the periods reported (in thousands).
	Three Months Ended March 31,		Period from July 10, 2003 (inception) through March 31, 2013
	2012	2013
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Exchange of Demand Note for Convertible Notes	—	—	1,005
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt	—	—	3,669
Fair value of warrants issued with issuance of long-term debt	105	—	7,234
Fair value of warrants issued with issuance of common stock	16,947	—	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	—	191,909
Conversion of warrant liability	—	15	138
Issuance of common stock for payment of interest	—	560	560

The following table contains additional cash flow information for the periods reported (in thousands).

	Year Ended December 31,		Period from July 10, 2003 (inception) through December 31,
	2011	2012	2012
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Exchange of Demand Note for Convertible Note for Convertible Notes	—	1,005	1,005
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt	—	3,669	3,669
Fair value of warrants issued with issuance of long-term debt	105	4,944	7,234
Fair value of warrants issued with issuance of common stock	16,947	—	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	—	191,909
Conversion of warrant liability	—	—	123
Cash paid for interest, net of amounts capitalized	722	515	12,793
Cash paid for issuance costs classified as interest expense	—	830	830